Equity Investments - Additional Information (Details) - Western Gas Partners, LP [Member] $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Fort Union [Member]
Schedule of Equity Method Investments [Line Items]
Equity investment impairment loss	$ 9.5
Equity investment ownership	14.81%
Rendezvous [Member]
Schedule of Equity Method Investments [Line Items]
Equity investment difference between carrying and underlying value	$ 40.1
Equity investment ownership	22.00%
White Cliffs [Member]
Schedule of Equity Method Investments [Line Items]
Equity investment difference between carrying and underlying value	$ (8.1)
Equity investment ownership	10.00%
White Cliffs [Member] | Affiliates [Member]
Schedule of Equity Method Investments [Line Items]
Equity investment ownership	0.40%